Income Taxes (Details 1) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ (6,018,942)	$ (2,294,341)
Deferred income tax liabilites, net		(293,886)
Non-capital loss carryforwards and tax pool balances [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	6,018,942	2,000,455
Investment in JV [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(3,378,092)	(733,213)
Intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(611,286)	(765,355)
Bio Assets and inventory [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(1,221,861)	(760,979)
Plant and Equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(194,519)	(34,794)
Convertible Debenture [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(613,184)
Long term investments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities
Balance sheet presentation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets
Deferred tax liabilities		(293,886)
Deferred income tax liabilites, net		$ (293,886)